Guarantees with Third Parties, Contingent Assets and, Liabilities, and Other Commitments - Summary of Indirect Guarantees (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Other Provisions [Line Items]
Description of type of other equity instruments granted	Total
Outstanding balance	$ 384,991,764	$ 87,211,501
Enel Chile SA
Disclosure Of Other Provisions [Line Items]
Percentage of Debt Guaranteed	20.00%
SACE (Italian Export Credit Agency)
Disclosure Of Other Provisions [Line Items]
Percentage of Debt Guaranteed	80.00%
Indirect Guarantees [Member] | Enel Energy Efficiency & Renewables FL (LATAM) C & D [Member]
Disclosure Of Other Provisions [Line Items]
Description of type of other equity instruments granted	Enel Energy Efficiency & Renewables FL (LATAM) C & D
Maturity	December 2038
Creditor Of Guarantee	European Investment Bank
Debtor, Company	Enel Chile
Relationship	Parent
Type of Guarantee	Guarantor
Outstanding balance	$ 99,079,122	$ 87,211,501
Indirect Guarantees [Member] | Up to USD 286M Facility Agreement [Member]
Disclosure Of Other Provisions [Line Items]
Description of type of other equity instruments granted	Up to USD 286M Facility Agreement
Maturity	December 2037
Creditor Of Guarantee	Citibank N.A. - London Branch
Debtor, Company	Enel Chile
Relationship	Parent
Type of Guarantee	Guarantor
Outstanding balance	$ 285,912,642